Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Jan. 23, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 29, 2024
Prospectus Date	rr_ProspectusDate	Jan. 29, 2024
13D Activist Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page _____ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

13D Management LLC (the “Adviser”), seeks to achieve the Fund’s investment objective by investing primarily in common stocks of U.S. companies of any market capitalization that are the target of shareholder activism. The Adviser defines an activist as an investor who holds or takes a long position in a company’s shares and either (A) has a history of activist investing and/or (B) has publicly disclosed a catalyst for change such as seeking board seats, improving operations and/or corporate governance practices, spinning-off an operating division or selling a significant amount of company assets (such an investor being referred to herein as an “activist”). The Adviser reviews all material activist situations and makes investment decisions based on its knowledge of the activist investor involved, the industry, the shareholder base, the activist’s average cost, its strategy and the Adviser’s determination of the chance of success and potential impact on share price.

Environmental, social and governance (“ESG”) is a central part of the Fund’s investment process. The Adviser only selects situations where the shareholder will be improving or participating in corporate governance or otherwise influencing management. Accordingly, approximately 75% of the Fund’s portfolio positions has historically had a shareholder representative on the board of directors who advocates for best-in-class corporate governance practices and a shareholder focused mentality. The Adviser does not only select companies with good corporate governance, because it believes there is more of a social and economic benefit in identifying poor corporate governance companies and supporting a transition to good corporate governance. Implementing best corporate governance practices can range from completely changing corporate culture to replacing entrenched, conflicted and self-dealing management teams. It is the Adviser’s experience that it is the governance element that also leads to environmental and social improvements in the business practices of the Fund’s portfolio companies. Every portfolio position contains an engaged investor and most contain a shareholder representative on the board of directors. We believe these individuals are in a unique position to not only create economic value but also drive positive ESG improvement. We refer to this as Active ESG (“AESG”)[1] investing.

The Adviser uses the following selection guidelines to create and manage the Fund’s investment portfolio:

Selecting Investment Universe:	Identify companies where an activist investor is involved.
Weighting Investments

Different weights will be given to each investment depending on the (i) type of activist intent stated, (ii) the activist involved, (iii) the industry involved, and (iv) the Adviser’s determination as to the chance of activist success.

Exiting Investments:

Exiting an investment is an integral part of the investment strategy. The Adviser will exit a position when the activist indicates that it is exiting the investment, the activist becomes a passive investor, or in the Adviser’s opinion, the activist catalyst has changed or weakened.

While these guidelines will define the trading horizon, this horizon may change based on other events. For example, an early exit may be warranted after the activist has attained most of its goals, there has been a sufficient return on the investment, and there are other activist opportunities that the Adviser believes offer a better return. The Fund is non-diversified, which means that it may invest in fewer issuers than a diversified fund. The Adviser may engage in frequent buying and selling of securities in managing the Fund’s portfolio.

[1]	Active ESG (or AESG) investors are investors who actively engage with portfolio companies to induce change to better the environment, social aspects and/or governance. It is our experience that the way to truly create real ESG change is to invest with the ESG investors who have someone in the boardroom.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment. The Adviser’s specialized research helps to mitigate this risk. In the event activists have a period of significant underperformance, the Funds may also experience a period of underperformance. The Adviser endeavors to address this risk through diversification across several activists, activist styles, and strategies.

•	Equity Securities Risk: The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.

•	ESG Risk: In seeking investor returns, the Adviser’s consideration of certain ESG factors in managing the Fund’s portfolio subjects it to a variety of risks, not all of which can be foreseen or quantified. When evaluating potential investment opportunities, in addition to financial return, an investment’s potential to achieve a positive social or environmental impact may be considered. Any determination about whether or not an investment has the potential to achieve a positive social or environmental impact will be made in the Adviser’s sole discretion. The determination about what constitutes a positive social impact is inherently subjective, and what the Adviser considers to be socially beneficial may not necessarily reflect the views of all prospective investors. In addition, it is possible that the investments in which the Fund invests are unable to obtain or realize the positive social or environmental impact that they seek to deliver.

•	Non-Diversification Risk: The Fund is a non-diversified investment company, which makes the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•	Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•	Conflicts of Interest Risk: The Adviser have conflicts of interest that could interfere with their management of the Fund. These conflicts, which are described in more detail in the Fund’s Statement of Additional Information (“SAI”). The principal owner of the Adviser also operates an institutional research firm which is under common control of the Adviser. The Adviser’s affiliate publishes reports on all material 13D filings to subscribers. The affiliate is not a registered investment adviser and the information contained in the reports is not organized or presented in a manner that suggests the holding, purchase or sale of any security. The subscribers to the reports are a variety of organizations including investment banks and law firms, many long/short hedge funds, large institutional investors, activist hedge funds, investor relations companies and proxy solicitors. Although the securities of companies described in the reports may be eligible for the Fund’s portfolio, the reports do not indicate whether or not securities of such companies will be bought or sold by the Fund. In addition, subscribers receive no nonpublic information regarding holdings of the Fund’s portfolio. However, subscribers may make their own investment decisions using information contained in the reports. If subscribers buy or sell securities that are described in the reports, this could negatively impact the price of securities bought or sold by the Fund.

•	Management Risk: The Adviser’s dependence on its activist strategy and objective judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect as there is no guarantee that the Adviser’s investment strategy will produce the desired results.

•	Regulatory Risk: Legal, tax, and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy.

•	Shareholder Concentration Risk: The Fund is used as an investment in certain model portfolios or other asset allocation programs sponsored by financial intermediaries and may have a large percentage of its shares held in such programs. The Fund may experience large redemptions or large purchases if any of these programs reduce or increase their targeted allocations to the Fund. Other large investors also may have a significant ownership stake in the Fund. Large redemption or purchase activity could have adverse effects on performance to the extent that the Fund incurs additional costs or is required to sell securities, invest cash, or hold a relatively large amount of cash at times when it would not otherwise do so.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Class A and Class C shares will be similar because they invest in the same portfolio of securities and underlying funds, but their performance will vary due to differences in fees. The performance table compares the performance of the Fund’s Class I, Class A and Class C shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.13DActivistFund.com or by calling 1-877-413-3228.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-413-3228
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.13DActivistFund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return for Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	2nd Quarter 2020	29.98%
Worst Quarter	1st Quarter 2020	(30.25)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.25%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class A and Class C shares, which are not shown, will vary from Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns for Class A and Class C shares, which are not shown, will vary from Class I shares.

13D Activist Fund | Russell 2500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.42%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.67%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.34%	[1]
13D Activist Fund | Russell 2000 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%	[2]
5 Years	rr_AverageAnnualReturnYear05	9.97%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.16%	[2]
13D Activist Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment. The Adviser’s specialized research helps to mitigate this risk. In the event activists have a period of significant underperformance, the Funds may also experience a period of underperformance. The Adviser endeavors to address this risk through diversification across several activists, activist styles, and strategies.

13D Activist Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Equity Securities Risk: The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.

13D Activist Fund | E S G Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	ESG Risk: In seeking investor returns, the Adviser’s consideration of certain ESG factors in managing the Fund’s portfolio
2

subjects it to a variety of risks, not all of which can be foreseen or quantified. When evaluating potential investment opportunities, in addition to financial return, an investment’s potential to achieve a positive social or environmental impact may be considered. Any determination about whether or not an investment has the potential to achieve a positive social or environmental impact will be made in the Adviser’s sole discretion. The determination about what constitutes a positive social impact is inherently subjective, and what the Adviser considers to be socially beneficial may not necessarily reflect the views of all prospective investors. In addition, it is possible that the investments in which the Fund invests are unable to obtain or realize the positive social or environmental impact that they seek to deliver.

13D Activist Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Non-Diversification Risk: The Fund is a non-diversified investment company, which makes the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

13D Activist Fund | Small And Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

13D Activist Fund | Conflicts Of Interest Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Conflicts of Interest Risk: The Adviser have conflicts of interest that could interfere with their management of the Fund. These conflicts, which are described in more detail in the Fund’s Statement of Additional Information (“SAI”). The principal owner of the Adviser also operates an institutional research firm which is under common control of the Adviser. The Adviser’s affiliate publishes reports on all material 13D filings to subscribers. The affiliate is not a registered investment adviser and the information contained in the reports is not organized or presented in a manner that suggests the holding, purchase or sale of any security. The subscribers to the reports are a variety of organizations including investment banks and law firms, many long/short hedge funds, large institutional investors, activist hedge funds, investor relations companies and proxy solicitors. Although the securities of companies described in the reports may be eligible for the Fund’s portfolio, the reports do not indicate whether or not securities of such companies will be bought or sold by the Fund. In addition, subscribers receive no nonpublic information regarding holdings of the Fund’s portfolio. However, subscribers may make their own investment decisions using information contained in the reports. If subscribers buy or sell securities that are described in the reports, this could negatively impact the price of securities bought or sold by the Fund.

13D Activist Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Management Risk: The Adviser’s dependence on its activist strategy and objective judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect as there is no guarantee that the Adviser’s investment strategy will produce the desired results.

13D Activist Fund | Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Regulatory Risk: Legal, tax, and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy.

13D Activist Fund | Shareholder Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Shareholder Concentration Risk: The Fund is used as an investment in certain model portfolios or other asset allocation programs sponsored by financial intermediaries and may have a large percentage of its shares held in such programs. The Fund may experience large redemptions or large purchases if any of these programs reduce or increase their targeted allocations to the Fund. Other large investors also may have a significant ownership stake in the Fund. Large redemption or purchase activity could have adverse effects on performance to the extent that the Fund incurs additional costs or is required to sell securities, invest cash, or hold a relatively large amount of cash at times when it would not otherwise do so.

13D Activist Fund | 13D Activist Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DDDAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.76%	[4]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	744
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,097
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,474
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,529
Label	rr_AverageAnnualReturnLabel	return before taxes with sales load
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	9.01%
10 Years	rr_AverageAnnualReturnYear10	7.18%
13D Activist Fund | 13D Activist Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DDDCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.51%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 254
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	782
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,846
Label	rr_AverageAnnualReturnLabel	return before taxes
1 Year	rr_AverageAnnualReturnYear01	9.74%
5 Years	rr_AverageAnnualReturnYear05	9.49%
10 Years	rr_AverageAnnualReturnYear10	9.35%
13D Activist Fund | 13D Activist Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DDDIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.51%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,802
Annual Return 2014	rr_AnnualReturn2014	15.46%
Annual Return 2015	rr_AnnualReturn2015	(10.92%)
Annual Return 2016	rr_AnnualReturn2016	19.57%
Annual Return 2017	rr_AnnualReturn2017	23.78%
Annual Return 2018	rr_AnnualReturn2018	(13.47%)
Annual Return 2019	rr_AnnualReturn2019	27.15%
Annual Return 2020	rr_AnnualReturn2020	18.93%
Annual Return 2021	rr_AnnualReturn2021	19.55%
Annual Return 2022	rr_AnnualReturn2022	(17.51%)
Annual Return 2023	rr_AnnualReturn2023	10.85%
Label	rr_AverageAnnualReturnLabel	return before taxes
1 Year	rr_AverageAnnualReturnYear01	10.85%
5 Years	rr_AverageAnnualReturnYear05	10.58%
10 Years	rr_AverageAnnualReturnYear10	8.09%
13D Activist Fund | 13D Activist Fund Class I | return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.78%
5 Years	rr_AverageAnnualReturnYear05	8.90%
10 Years	rr_AverageAnnualReturnYear10	6.86%
13D Activist Fund | 13D Activist Fund Class I | return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.07%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	6.34%

[1]	The Russell 2500 is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations. It is a market cap-weighted index that includes the smallest 2,500 companies covered in the Russell 3000 universe of US-based listed equities. Investors cannot invest directly into the index.
[2]	The Russell 2000 Total Return Index is a broad index, featuring 2,000 stocks that cover the small market capitalizations. It is a market cap-weighted index that includes the smallest 2,000 companies covered in the Russell 3000 universe of US-based listed equities. This index has been selected as the Fund’s primary benchmark, because it is more reflective of the Fund’s portfolio holdings. Investors cannot invest directly in an index or benchmark.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. This is the amount indirectly paid by the Fund to an unaffiliated money market fund to manage the Fund’s cash.
[4]	Total annual fund operating expenses do not correspond to the ratios of expenses to average net assets provided in the Fund’s most recent annual report, which do not include acquired fund fees and expenses.